Preferred shares (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Shares Tables
Preferred Shares conversion into common shares

The remaining Preferred Shares were assigned a nominal value, reflecting the uncertainty that the required revenue objectives would be achieved to allow conversion into common shares, as follows:

	# of Preferred	recorded
	Shares	value
convertible upon issue effective December 31, 2005	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600
	10,000,000	3,489,000